BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

COMMON STOCKS - 84.4%	Shares	Value
Communications - 8.6%
Cable & Satellite - 0.0% (a)
Charter Communications, Inc. - Class A (b)	138	$ 54,685

Entertainment Content - 0.8%
Bandai Namco Holdings, Inc. - ADR	24,534	388,128
Universal Music Group N.V. - ADR	29,631	471,429
Walt Disney Company (The)	5,222	590,295
		1,449,852
Internet Media & Services - 6.2%
Alphabet, Inc. - Class A	7,918	1,359,837
Alphabet, Inc. - Class C	6,431	1,111,598
Auto Trader Group plc - ADR	153,024	405,514
Booking Holdings, Inc.	125	689,866
Maplebear, Inc. (b)	4,976	227,254
Meta Platforms, Inc. - Class A	6,381	4,131,634
Netflix, Inc. (b)	1,886	2,276,836
Prosus N.V. - ADR	45,673	463,581
Shopify, Inc. - Class A (b)	3,913	419,552
		11,085,672
Telecommunications - 1.6%
AT&T, Inc.	29,970	833,166
Deutsche Telekom AG - ADR	30,396	1,150,488
T-Mobile US, Inc.	665	161,063
Verizon Communications, Inc.	15,560	684,018
		2,828,735
Consumer Discretionary - 8.9%
Apparel & Textile Products - 0.6%
adidas AG - ADR	1,696	211,169
CIE Financiere Richermont S.A. - ADR	23,728	446,798
Hermes International SCA - ADR	1,539	424,072
		1,082,039
Automotive - 1.9%
Dorman Products, Inc. (b)	697	90,129
Ferrari N.V.	911	436,150
Tesla, Inc. (b)	7,645	2,648,687

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.4% (Continued)	Shares	Value
Consumer Discretionary - 8.9% (Continued)
Automotive - 1.9% (Continued)
Toyota Motor Corporation - ADR	1,080	$ 205,816
		3,380,782
Consumer Services - 0.3%
Adtalem Global Education, Inc. (b)	1,498	197,781
Grand Canyon Education, Inc. (b)	661	130,775
Stride, Inc. (b)	1,356	205,285
		533,841
E-Commerce Discretionary - 3.2%
Amazon.com, Inc. (b)	27,216	5,579,552
Chewy, Inc. - Class A(b)	3,997	180,865
		5,760,417
Home & Office Products - 0.1%
Somnigroup International, Inc.	3,501	227,775

Home Construction - 0.5%
Armstrong World Industries, Inc.	1,376	214,147
Cavco Industries, Inc. (b)	246	106,664
Geberit AG - ADR	6,084	453,745
		774,556
Leisure Facilities & Services - 1.3%
Amadeus IT Group S.A. - ADR	5,326	443,549
Brinker International, Inc. (b)	1,690	291,745
Cinemark Holdings, Inc.	4,321	145,920
McDonald's Corporation	2,911	913,617
Planet Fitness, Inc. - Class A (b)	2,243	230,648
Texas Roadhouse, Inc.	1,535	299,647
		2,325,126
Retail - Discretionary - 1.0%
Fast Retailing Comapny Ltd. - ADR	12,452	413,655
Group 1 Automotive, Inc.	461	195,427
Industria de Diseno Textil S.A. - ADR	15,392	416,969
Wesfarmers Ltd. - ADR	17,113	457,602
Williams-Sonoma, Inc.	2,065	334,035
		1,817,688

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.4% (Continued)	Shares	Value
Consumer Staples - 6.7%
Beverages - 0.9%
Anheuser-Busch InBev S.A./N.V. - ADR	6,046	$ 426,183
Coca-Cola Company (The)	15,375	1,108,537
Coca-Cola Consolidated, Inc.	785	90,000
		1,624,720
Food - 0.6%
BellRing Brands, Inc. (b)	3,779	237,888
Cal-Maine Foods, Inc.	1,887	181,020
Mondelez International, Inc. - Class A	3,416	230,546
Nestlé S.A. - ADR	3,997	425,720
		1,075,174
Household Products - 0.8%
Colgate-Palmolive Company	1,164	108,182
Haleon plc - ADR	41,066	466,099
L'Oreal S.A. - ADR	5,106	431,355
Unilever plc - ADR	6,706	428,111
		1,433,747
Retail - Consumer Staples - 2.9%
BJ's Wholesale Club Holdings, Inc. (b)	3,833	433,934
Casey's General Stores, Inc.	942	412,370
Costco Wholesale Corporation	1,756	1,826,556
Sprouts Farmers Market, Inc. (b)	4,815	832,321
Walmart, Inc.	17,395	1,717,234
		5,222,415
Tobacco & Cannabis - 1.2%
Altria Group, Inc.	6,582	398,935
British American Tobacco plc - ADR	9,858	445,581
Philip Morris International, Inc.	6,967	1,258,171
		2,102,687
Wholesale - Consumer Staples - 0.3%
US Foods Holding Corporation (b)	6,408	507,001

Energy - 1.4%
Oil & Gas Producers - 1.2%
Antero Midstream Corporation	6,789	127,497
Antero Resources Corporation (b)	6,344	237,583

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.4% (Continued)	Shares	Value
Energy - 1.4% (Continued)
Oil & Gas Producers - 1.2% (Continued)
DT Midstream, Inc.	4,814	$ 504,218
Enbridge, Inc.	21,799	1,013,218
Shell plc - ADR	3,210	212,566
		2,095,082
Oil & Gas Services & Equipment - 0.1%
Archrock, Inc.	4,930	122,757

Renewable Energy - 0.1%
Vestas Wind Systems A/S - ADR	40,643	213,376

Financials - 17.1%
Asset Management - 0.9%
Brookfield Corporation	7,409	427,648
Charles Schwab Corporation (The)	6,810	601,595
StepStone Group, Inc. - Class A	2,361	136,584
UBS Group AG	13,445	428,761
		1,594,588
Banking - 6.8%
Banco BBVA Argentina S.A. - ADR	20,235	397,820
Banco Santander S.A. - ADR	56,737	452,194
Bank of America Corporation	19,271	850,429
Bank of Montreal	4,003	429,722
Bank of Nova Scotia (The)	4,018	215,044
Barclays plc - ADR	26,172	466,647
BNP Paribas S.A. - ADR	23,359	1,027,095
Citigroup, Inc.	5,438	409,590
Commerce Bancshares, Inc.	2,829	178,255
Commonwealth Bank of Australia - ADR	4,527	516,259
DBS Group Holdings Ltd. - ADR	3,052	421,176
East West Bancorp, Inc.	3,095	282,264
First Horizon Corporation	13,358	265,557
HSBC Holdings plc - ADR	7,194	426,460
Intesa Sanpaolo S.p.A. - ADR	12,901	432,183
JPMorgan Chase & Company	8,015	2,115,960
Lloyds Banking Group plc - ADR	105,613	444,631

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.4% (Continued)	Shares	Value
Financials - 17.1% (Continued)
Banking - 6.8% (Continued)
Mitsubishi UFJ Financial Group, Inc. - ADR	31,009	$ 437,847
Mizuho Financial Group, Inc. - ADR	77,437	430,550
National Australia Bank Ltd. - ADR	17,655	217,686
Old National Bancorp	7,617	158,891
Royal Bank of Canada	3,396	430,138
Toronto-Dominion Bank (The)	6,226	429,905
US Bancorp	2,457	107,101
Wells Fargo & Company	9,640	720,879
		12,264,283
Institutional Financial Services - 3.1%
Bank of New York Mellon Corporation (The)	1,994	176,688
BlackRock, Inc.	418	409,594
Deutsche Boerse AG - ADR	13,395	431,453
Evercore, Inc. - Class A	457	105,791
Goldman Sachs Group, Inc. (The)	910	546,409
Hong Kong Exchanges and Clearing Ltd. - ADR	23,496	1,176,680
Houlihan Lokey, Inc.	1,535	268,134
Interactive Brokers Group, Inc. - Class A	4,499	943,350
London Stock Exchange Group plc - ADR	10,890	417,523
Morgan Stanley	3,611	462,316
PJT Partners, Inc. - Class A	503	75,782
SEI Investments Company	2,526	215,367
StoneX Group, Inc. (b)	1,692	143,236
Virtu Financial, Inc. - Class A	3,940	158,349
		5,530,672
Insurance - 5.4%
AIA Group Ltd. - ADR	12,898	428,988
Allianz SE - ADR	28,026	1,109,549
American International Group, Inc.	1,708	144,565
AXA S.A. - ADR	8,871	419,421
Berkshire Hathaway, Inc. - Class B (b)	8,105	4,084,596
Equitable Holdings, Inc.	9,974	527,325
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	31,150	404,327
Old Republic International Corporation	7,618	287,960
Palomar Holdings, Inc. (b)	763	130,832

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.4% (Continued)	Shares	Value
Financials - 17.1% (Continued)
Insurance - 5.4% (Continued)
Reinsurance Group of America, Inc.	703	$ 142,913
Ryan Specialty Holdings, Inc.	2,648	189,517
Sompo Holdings, Inc. - ADR	25,227	380,675
Swiss Re AG - ADR	9,555	424,720
Tokio Marine Holdings, Inc. - ADR	10,550	446,687
Unum Group	6,357	519,431
		9,641,506
Specialty Finance - 0.9%
Adyen N.V. - ADR (b)	25,628	490,776
American Express Company	1,564	459,894
Capital One Financial Corporation	936	177,045
MGIC Investment Corporation	7,865	208,029
Mr. Cooper Group, Inc. (b)	1,812	234,708
SLM Corporation	4,313	139,612
		1,710,064
Health Care - 3.6%
Biotech & Pharma - 2.0%
AbbVie, Inc.	3,248	604,485
ADMA Biologics, Inc. (b)	12,556	249,111
Corcept Therapeutics, Inc. (b)	4,328	335,680
Daiichi Sankyo Company Ltd. - ADR	7,884	210,503
Exelixis, Inc. (b)	5,831	250,966
Gilead Sciences, Inc.	5,565	612,595
GSK plc - ADR	10,738	440,580
Halozyme Therapeutics, Inc. (b)	1,612	90,385
Novartis AG - ADR	3,795	439,309
Roche Holding AG - ADR	5,128	206,659
Sanofi S.A. - ADR	3,949	194,962
		3,635,235
Health Care Facilities & Services - 0.5%
CVS Health Corporation	1,696	108,612
Encompass Health Corporation	3,291	397,882
Tenet Healthcare Corporation (b)	2,097	353,910
		860,404

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.4% (Continued)	Shares	Value
Health Care - 3.6% (Continued)
Medical Equipment & Devices - 1.1%
Abbott Laboratories	7,668	$ 1,024,292
EssilorLuxottica S.A. - ADR	2,946	410,849
Intuitive Surgical, Inc. (b)	1,021	563,939
		1,999,080
Industrials - 8.6%
Aerospace & Defense - 2.1%
Airbus SE - ADR	9,221	422,045
BAE Systems plc - ADR	4,506	463,217
Boeing Company (The) (b)	2,114	438,275
Curtiss-Wright Corporation	862	379,375
General Dynamics Corporation	324	90,231
Rheinmetall AG - ADR	998	425,238
Rolls-Royce Holdings plc - ADR	41,106	477,241
RTX Corporation	3,688	503,338
Safran SA - ADR	6,375	468,817
		3,667,777
Commercial Support Services - 0.4%
Clean Harbors, Inc. (b)	553	125,415
CorVel Corporation (b)	671	74,662
H&R Block, Inc.	5,206	296,482
Recruit Holdings Company Ltd. - ADR	17,524	208,535
		705,094
Diversified Industrials - 1.8%
3M Company	1,542	228,756
Emerson Electric Company	742	88,580
General Electric Company	4,223	1,038,478
Hitachi Ltd. - ADR	15,331	426,202
Honeywell International, Inc.	1,816	411,633
Siemens AG - ADR	8,797	1,064,085
		3,257,734
Electrical Equipment - 0.9%
Acuity, Inc.	609	158,273
Badger Meter, Inc.	721	178,967
Itron, Inc. (b)	939	108,548

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.4% (Continued)	Shares	Value
Industrials - 8.6% (Continued)
Electrical Equipment - 0.9% (Continued)
nVent Electric plc	3,850	$ 253,330
OSI Systems, Inc. (b)	407	89,178
Schneider Electric SE - ADR	4,210	211,131
Siemens Energy AG - ADR (b)	5,255	512,099
SPX Technologies, Inc. (b)	928	141,140
		1,652,666
Engineering & Construction - 1.0%
Comfort Systems USA, Inc.	864	413,191
Dycom Industries, Inc. (b)	626	143,930
EMCOR Group, Inc.	1,443	680,894
Frontdoor, Inc. (b)	2,571	141,430
Granite Construction, Inc.	1,985	177,558
MasTec, Inc. (b)	2,060	321,216
		1,878,219
Industrial Intermediate Products - 0.1%
Mueller Industries, Inc.	2,520	196,232

Industrial Support Services - 0.4%
Applied Industrial Technologies, Inc.	535	121,188
Core & Main, Inc. - Class A (b)	4,325	237,053
RB Global, Inc.	4,096	431,309
		789,550
Machinery - 0.7%
Caterpillar, Inc.	657	228,656
Deere & Company	1,003	507,779
Enerpac Tool Group Corporation	1,621	69,508
Esab Corporation	1,298	159,641
Gates Industrial Corporation plc (b)	6,637	140,373
Zurn Elkay Water Solutions Corporation	2,933	106,145
		1,212,102
Transportation & Logistics - 0.9%
Canadian National Railway Company	2,021	212,084
Canadian Pacific Kansas City Ltd.	2,621	214,005
Deutsche Post AG - ADR	9,608	430,438
Kone OYJ - B Shares - ADR	14,498	450,888

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.4% (Continued)	Shares	Value
Industrials - 8.6% (Continued)
Transportation & Logistics - 0.9% (Continued)
Ryder System, Inc.	944	$ 138,891
SkyWest, Inc. (b)	1,736	176,117
		1,622,423
Transportation Equipment - 0.2%
Volvo AB - B Shares - ADR	15,320	425,743

Materials - 2.1%
Chemicals - 1.0%
BASF SE - ADR	65,958	794,134
Linde plc	2,216	1,036,157
		1,830,291
Construction Materials - 0.2%
Knife River Corporation (b)	1,742	163,922
MDU Resources Group, Inc.	8,531	146,648
		310,570
Containers & Packaging - 0.3%
Brambles Ltd. - ADR	16,289	488,996

Metals & Mining - 0.3%
BHP Group Ltd. - ADR	4,331	212,176
Rio Tinto plc - ADR	3,535	210,085
Sumitomo Metal Mining Company Ltd. - ADR	37,689	214,450
		636,711
Steel - 0.3%
Carpenter Technology Corporation	2,207	518,645

Real Estate - 5.7%
REITs - 5.7%
American Homes 4 Rent - Class A	8,514	322,255
American Tower Corporation	8,559	1,837,189
CareTrust REIT, Inc.	4,973	143,024
Crown Castle, Inc.	5,140	515,799
Digital Realty Trust, Inc.	6,674	1,144,725
Equinix, Inc.	897	797,272
Essential Properties Realty Trust, Inc.	3,699	120,218

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.4% (Continued)	Shares	Value
Real Estate - 5.7% (Continued)
REITs - 5.7% (Continued)
GEO Group, Inc. (The) (b)	2,924	$ 79,357
Invitation Homes, Inc.	14,366	484,134
Iron Mountain, Inc.	3,433	338,871
Mid-America Apartment Communities, Inc.	1,476	231,215
Regency Centers Corporation	2,209	159,379
Sabra Health Care REIT, Inc.	6,118	106,943
SBA Communications Corporation	2,631	610,103
Texas Pacific Land Corporation	503	560,357
VICI Properties, Inc.	25,106	796,111
Vornado Realty Trust	3,679	138,588
Welltower, Inc.	12,097	1,866,325
		10,251,865
Technology - 20.1%
Semiconductors - 7.3%
Advanced Micro Devices, Inc. (b)	2,335	258,554
ASML Holding N.V.	283	208,506
Broadcom, Inc.	13,368	3,235,992
NVIDIA Corporation	66,992	9,052,629
Texas Instruments, Inc.	1,346	246,116
		13,001,797
Software - 7.7%
ACI Worldwide, Inc. (b)	1,978	91,502
CommVault Systems, Inc. (b)	737	134,982
Doximity, Inc. - Class A (b)	2,028	105,639
Duolingo, Inc. (b)	948	492,590
Guidewire Software, Inc. (b)	2,816	605,496
Intuit, Inc.	686	516,880
Microsoft Corporation	20,868	9,606,792
Oracle Corporation	2,285	378,236
Palantir Technologies, Inc. - Class A (b)	6,174	813,610
SAP SE - ADR	1,431	433,393
ServiceNow, Inc. (b)	595	601,599
		13,780,719

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.4% (Continued)	Shares	Value
Technology - 20.1% (Continued)
Technology Hardware - 1.7%
Cisco Systems, Inc.	10,958	$ 690,792
Flex Ltd. (b)	8,929	377,697
InterDigital, Inc.	920	199,879
Nintendo Company Ltd. - ADR	20,313	415,198
Sanmina Corporation (b)	1,069	90,534
Sony Group Corporation - ADR	44,058	1,162,250
TD SYNNEX Corporation	870	105,566
		3,041,916
Technology Services - 3.4%
CACI International, Inc. - Class A (b)	313	133,964
ExlService Holdings, Inc. (b)	5,408	248,714
Experian plc - ADR	8,569	427,422
International Business Machines Corporation	2,669	691,431
Kyndryl Holdings, Inc. (b)	5,003	195,317
Mastercard, Inc. - Class A	2,305	1,349,808
RELX plc - ADR	7,831	422,247
Visa, Inc. - Class A	7,263	2,652,375
		6,121,278
Utilities - 1.6%
Electric Utilities - 1.5%
Duke Energy Corporation	1,077	126,785
Enel S.p.A. - ADR	107,599	985,607
Iberdrola S.A. - ADR	5,829	427,091
National Grid plc - ADR	5,738	409,636
OGE Energy Corporation	5,241	233,067
Southern Company (The)	4,321	388,890
TXNM Energy, Inc.	2,502	141,838
		2,712,914
Gas & Water Utilities - 0.1%
National Fuel Gas Company	3,028	249,931

Total Common Stocks (Cost $133,958,529)		$ 151,307,132

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 13.7%	Shares	Value
Cambria Tactical Yield ETF	39,500	$ 1,007,053
ClearShares Ultra-Short Maturity ETF	20,000	2,002,700
Global X MSCI Greece ETF	5,336	293,480
iShares China Large-Cap ETF	75,177	2,631,195
iShares Gold Trust (b)	71,732	4,458,861
iShares MSCI Brazil ETF	30,045	817,525
iShares MSCI Chile ETF	18,504	582,876
iShares MSCI China ETF	49,699	2,625,101
iShares MSCI India ETF	70,595	3,834,014
iShares MSCI Malaysia ETF	2,926	70,107
iShares MSCI Mexico ETF	13,069	786,362
iShares MSCI Philippines ETF	6,988	190,353
iShares MSCI Qatar ETF	11,556	216,675
iShares MSCI South Africa ETF	2,836	148,068
iShares MSCI South Korea ETF	23,860	1,446,632
iShares MSCI Taiwan ETF	10,743	562,718
iShares MSCI UAE ETF	13,685	254,130
Xtrackers Harvest CSI 300 China A Shares ETF	100,254	2,640,690
Total Exchange-Traded Funds (Cost $22,335,635)		$ 24,568,540

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.8%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 4.17% (c)	651,248	$ 651,248
First American Government Obligations Fund - Class X, 4.23% (c)	2,547,219	2,547,219
Total Money Market Funds (Cost $3,198,467)		$ 3,198,467

Investments at Value - 99.9% (Cost $159,492,631)		$ 179,074,139

Other Assets in Excess of Liabilities - 0.1%		137,086

Net Assets - 100.0%		$ 179,211,225

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of May 31, 2025.

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
OYJ	- Julkinen Osakeyhtio
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea
S.p.A.	- Societa per azioni